MAYER, BROWN & PLATT
                         2000 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20006-1882


                                                  April 22, 1997



VIA EDGAR

Securities and Exchange Commission
450 Fifth St., NW
Washington, DC 20549


        Re:      Security Life of Denver Insurance Company
                 Security Life Separate Account L1
                 (File No. 811-8292)

Dear Sir or Madam:

         It has come to my attention that an amendment to the N-30D filing for the above-mentioned registrant was inadvertently made on April 22, 1997. This filing was not correct and should be disregarded.

         Please contact me at the above-referenced number if you have any questions concerning this filing.

                                 Sincerely,


                                 /s/ Kathy Kresch Ingber
                                 Kathy Kresch Ingber
                                 Counsel


Attachment
cc: Edward MacDonald, Esq.


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